Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 991,076,505	$ 1,108,947,379
Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	904,780,286	1,028,298,923
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	86,296,219	79,192,067
Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		1,456,389
Other [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	160,271,319	954,049,222
Other [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	40,962,075	70,641,381
US Treasury bills - Maturity: 03-20-2025 | Foreign Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		1,456,389
Argentine Treasury Bonds in pesos at dual rate - Maturity 09-15-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	175,222,819
Argentine Treasury Bonds in pesos at dual rate - Maturity 06-30-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	145,650,166
Argentine Treasury Bonds in pesos at dual rate - Maturity 12-15-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	125,991,253
Argentine Treasury Bonds in pesos at dual rate - Maturity 03-16-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	122,427,407
Argentine Treasury Bills in pesos TAMAR - Maturity 08-31-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	39,074,708
Argentine Treasury Bonds capitalizable in pesos - Maturity 02-13-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	37,398,950	11,919,109
Argentine Treasury Bills in pesos TAMAR - Maturity 04-30-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	27,196,354
Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 12-15-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	24,787,126	23,818,446
Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 12-15-2027 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	24,546,500	29,398,589
Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 03-31-2026 | Level 1 [member] | Local Government Securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	22,213,684	9,113,557
Corporate Bonds PSA Finance Argentina C034 - Maturity 12-19-2027 | Level 2 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	6,312,268
Corporate bonds John Deere Credit Cía. Financiera SA C013 Maturity: 01-04-2026 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	5,573,667	2,578,336
Corporate Bonds Tecpetrol SA C012 - Maturity 11-03-2030 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	4,824,917
Corporate Bonds Vista Energy Argentina SAU C29 - Maturity 06-10-2033 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	4,341,029
Corporate Bonds Transportadora de Gas del Sur SA C003 - Maturity 07-24-2031 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,706,794	153,012
Corporate Bonds YPF SA C030 - Maturity 07-01-2026 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,526,047	2,431,020
Corporate Bonds Cresud S24 C38 - Maturity 03-03-2026 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	3,434,367	351,200
Corporate Bonds Vista Oil y Gas Argentina SAU C29 Additional - Maturity 06-10-2033 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,984,714
Corporate Bonds Genneia SA C049 - Maturity 12-02-2033 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	2,924,954
Corporate Bonds YPF SA C043 - Maturity 02-16-2032 | Level 1 [member] | Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 7,705,387	$ 3,037,118